Debt - Long-Term Debt (Details) - Ameriprise Financial - Unsecured surplus note due December 31, 2050 - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt	$ 500	$ 500
Interest rate	3.50%